SHARE-BASED PAYMENTS - ESOP Activity (Details)	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in dollars per share)	$ 30.87	$ 37.24
Options outstanding, end of year (in dollars per share)	26.63
Exercisable (in dollars per share)	$ 25.62
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, beginning of year (in shares) | shares	6,783,444	7,476,902
Granted (in shares) | shares	624,700	712,477
Exercised (in shares) | shares	(882,167)	(1,268,660)
Forfeited (in shares) | shares	(202,440)	(134,275)
Expired (in shares) | shares	0	(3,000)
Options outstanding, end of year (in shares) | shares	6,323,537	6,783,444
Exercisable (in shares) | shares	3,877,399	3,395,732
Options outstanding, beginning of year (in dollars per share)	$ 25.08	$ 23.39
Granted (in dollars per share)	32.92	36.79
Exercised (in dollars per share)	18.49	21.37
Forfeited (in dollars per share)	29.28	28.57
Expired (in dollars per share)	0	14.66
Options outstanding, end of year (in dollars per share)	26.63	25.08
Exercisable (in dollars per share)	$ 25.62	$ 23.35